Vessels, Net (Details)				1 Months Ended		12 Months Ended
	Aug. 14, 2022 USD ($) MetricTons	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jan. 31, 2019 USD ($) MetricTons	Sep. 30, 2018 USD ($) MetricTons	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Vessels, Net [Line Items]
Acquisition cost	$ 14,094,790
Depreciation expense						$ 866,547	$ 866,547	$ 866,547
Weight of cargo vessel delivered (in Metric Tons) | MetricTons				48,500	48,500
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		finance lease	finance lease	finance lease	finance lease
Finance lease right of use assets		$ 27,275,307	$ 26,821,639	$ 27,275,307	$ 26,821,639
Finance lease liabilities		$ 17,710,000	$ 17,710,000
Depreciated during the useful life								2,059,036
Finance lease						$ 2,835,272	2,832,767	$ 2,783,538
Effect on lease liabilities							198,124
Operating lease right of use asset increases							$ 198,124
Unrelated Third Party [Member]
Vessels, Net [Line Items]
Weight of vessel delivered (in Metric Tons) | MetricTons	56,823